FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Marketing receivables, companies considered investment grade (as a percent)	91.00%	90.00%
Allowance for doubtful accounts	$ 2,130	$ 2,923